Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Schedule of Future Minimum Purchase Commitments	The amounts in the table below represent Polestar´s future commitments as of December 31, 2023:

	Total	Less than 1 year	Between 1-5 years	After 5 years
PS2 battery purchase volume commitments	19,448	19,448	—	—
Logistics service commitments	57,108	57,108	—	—
PS3 and PS4 purchase volume commitments[1]	277,496	277,496	—	—
PS4 sales volume commitments	83,842	14,903	61,439	7,500
Other commitments	5,463	5,463	—	—
Total	$443,357	$374,418	$61,439	$7,500
1 - The PS3 manufacturing agreement with Volvo Cars was signed on January 8, 2024, however commitments related to the agreement existed as of December 31, 2023 based on the terms in the agreement governing Polestar's sale of PS3 Tooling and Equipment to Geely that was signed on December 8, 2023. Refer to Note 27 - Related party transactions and Note 30 - Subsequent events for further details.